UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia		30309
(Address of principal executive offices)		(Zip code)

ALPS Fund Services, Inc. 1290 Broadway, Suite 1100, Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	April 1 –June 30, 2009

Item 1.  Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	June 30, 2009
CORNERCAP BALANCED FUND

	Shares	Value
COMMON STOCKS (61.2%)

Aerospace & Defense (2.4%)
Goodrich Corp.	3,130	$156,406
Raytheon Co.	3,350	148,841
		305,247
Agriculture (2.3%)
Archer-Daniels-Midland Co.	5,700	152,589
Reynolds American, Inc.	3,600	139,032
		291,621
Apparel (3.0%)
Coach, Inc.	7,400	198,912
VF Corp.	3,300	182,655
		381,567
Biotechnology (1.7%)
Amgen, Inc.(a)	4,000	211,760

Chemicals (2.6%)
FMC Corp.	3,500	165,550
PPG Industries, Inc.	3,900	171,210
		336,760
Commercial Services & Supplies (3.7%)
Apollo Group, Inc.(a)	2,250	160,020
Convergys Corp.(a)	14,180	131,590
R.R. Donnelley & Sons Co.	15,280	177,554
		469,164
Computers (2.5%)
Computer Sciences Corp.(a)	3,550	157,265
Western Digital Corp.(a)	5,840	154,760
		312,025
Electric (2.7%)
NRG Energy, Inc.(a)	7,500	194,700
Public Service Enterprise Group, Inc.	4,650	151,730
		346,430
Electronic Equipment & Instruments (1.6%)
Arrow Electronics, Inc.(a)	9,310	197,744

Electronics (3.4%)
Avnet, Inc.(a)	8,740	183,802
Flextronics International Ltd.(a)	61,020	250,793
		434,595
Food & Staples Retailing (1.2%)
The Kroger Co.	6,800	149,940

Health Care Providers & Services (3.6%)
Aetna, Inc.	5,650	141,533
Cigna Corp.	6,830	164,535
UnitedHealth Group, Inc.	5,940	148,381
		454,449
Home Appliances (1.2%)
Whirlpool Corp.	3,500	148,960

Household Products (1.2%)
Kimberly-Clark Corp.	2,850	149,426

Insurance (5.9%)
Everest Re Group Ltd.	2,550	182,504
Lincoln National Corp.	8,750	150,588
PartnerRe Ltd.	3,500	227,324
The Travelers Cos., Inc.	4,550	186,732
		747,148

Iron & Steel (1.1%)
Cliffs Natural Resources, Inc.	5,800	141,926

Medical Technology (1.2%)
Medtronic, Inc.	4,500	157,005

Mining (1.2%)
Joy Global, Inc.	4,120	147,166

Oil & Gas (9.8%)
ConocoPhillips	3,320	139,639
Diamond Offshore Drilling, Inc.	2,200	182,710
ENSCO International, Inc.	5,810	202,594
Marathon Oil Corp.	6,530	196,749
National Oilwell Varco, Inc.(a)	6,700	218,821
Transocean Ltd.(a)	2,500	185,725
Valero Energy Corp.	7,350	124,142
		1,250,380
Pharmaceuticals (2.1%)
Cardinal Health, Inc.	4,100	125,255
Pfizer, Inc.	9,050	135,750
		261,005
Retail (1.0%)
Darden Restaurants, Inc.	3,800	125,324

Telecommunications (3.3%)
AT&T, Inc.	5,500	136,620
CenturyTel, Inc.	4,750	145,825
Windstream Corp.	16,850	140,866
		423,311
Toys, Games, & Hobbies (1.3%)
Mattel, Inc.	10,400	166,920

Transportation (1.2%)
Norfolk Southern Corp.	4,090	154,070

Total Common Stocks (Cost $7,994,027)		7,763,943

	Principal
	Amount
CORPORATE BONDS (21.2%)

Auto Manufacturers (0.4%)
General Motors Corp.,
7.200%, 01/15/2011	$420,000	52,500

Banks (2.3%)
Citigroup, Inc.,
7.250%, 10/01/2010	165,000	164,322
5.000%, 09/15/2014	150,000	125,803
		290,125
Chemicals (0.8%)
E.I. du Pont de Nemours & Co.,
4.125%, 04/30/2010	100,000	102,171

Diversified Financial Services (3.0%)
Allstate Life Global Funding Trusts,
4.250%, 02/26/2010	100,000	100,851
Lehman Brothers Holdings, Inc.,
6.625%, 01/18/2012	150,000	22,125
Toyota Motor Credit Corp.,
5.450%, 05/18/2011	150,000	157,043
Wells Fargo Financial,
5.500%, 08/01/2012	100,000	103,994
		384,013

Diversified Investments (1.1%)
General Electric Capital Notes,
5.450%, 01/15/2013	140,000	143,729

Health Care Products (1.2%)
Johnson & Johnson,
3.800%, 05/15/2013	150,000	155,998

Investment Companies (5.0%)
Berkshire Hathaway, Inc.,
4.625%, 10/15/2013	100,000	104,479
Credit Suisse USA,
5.375%, 03/02/2016	250,000	257,449
Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	167,296
Morgan Stanley,
5.050%, 01/21/2011	100,000	101,974
		631,198
Pharmaceuticals (1.4%)
Eli Lilly & Co.,
6.000%, 03/15/2012	160,000	175,383

Retail (3.7%)
Home Depot, Inc.,
4.625%, 08/15/2010	100,000	101,880
Procter & Gamble Co.,
4.950%, 08/15/2014	200,000	214,210
Wal-Mart Stores, Inc.,
6.875%, 08/10/2009	150,000	150,915
		467,005
Telecommunications (2.3%)
BellSouth Corp.,
6.000%, 10/15/2011	150,000	160,284
Verizon VA, Inc.,
4.625%, 03/15/2013	125,000	125,308
		285,592

Total Corporate Bonds (Amortized Cost $2,930,827)		2,687,714

U.S. GOVERNMENT & AGENCY OBLIGATIONS (13.3%)

Federal Farm Credit Bank (1.3%)
FFCB, 4.875%, 09/24/2014	150,000	163,347

Federal Home Loan Mortgage Corp (1.3%)
FHLMC, 4.500%, 01/15/2015	150,000	161,051

Federal National Mortgage Association (1.2%)
FNMA, 7.125%, 06/15/2010	150,000	159,521

U.S. Treasury (9.5%)
U.S. Treasury Inflation Indexed Bonds,
1.875%, 07/15/2015	164,430	165,972
1.625%, 01/15/2018	152,669	150,856
2.125%, 01/15/2019	148,970	153,531
		470,359
U.S. Treasury Notes,
5.000%, 02/15/2011	100,000	106,645
4.875%, 02/15/2012	280,000	305,418
4.250%, 08/15/2013	150,000	162,234
4.000%, 02/15/2014	155,000	165,947
		740,244

Total U.S. Government & Agency Obligations (Amortized Cost $1,595,096)		1,694,522

	Shares	Value
SHORT TERM INVESTMENTS (3.7%)

Federal Treasury Obligation Money Market Fund, 7 Day Yield 0.082% (b)	470,977	470,977

Total Short Term Investments (Cost $470,977)		470,977

Total Investments (Cost $12,990,927) (99.4%)		12,617,156

Total Other Assets in Excess of Liabilities (0.6%)		75,123

Total Net Assets (100.0%)		$12,692,279

(a) Non Income Producing Security.

(b) Investment in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	June 30, 2009
CORNERCAP SMALL-CAP VALUE FUND

	Shares	Value
COMMON STOCKS (95.3%)

Aerospace & Defense (2.1%)
Esterline Technologies Corp.(a)	9,360	$253,375

Apparel (2.5%)
Deckers Outdoor Corp.(a)	4,320	303,566

Building Products (2.1%)
Apogee Enterprises, Inc.	20,800	255,840

Chemicals (4.2%)
CF Industries Holdings, Inc.	3,050	226,127
Olin Corp.	23,310	277,156
		503,283
Coal (3.1%)
Alpha Natural Resources, Inc.(a)	14,120	370,932

Diversified Machinery (7.2%)
Cascade Corp.	8,650	136,065
Chart Industries, Inc.(a)	13,960	253,793
Crane Co.	11,165	249,091
Wabtec Corp.	7,000	225,190
		864,139
Electronic Equipment & Instruments (5.3%)
Fushi Copperweld, Inc.(a)	34,760	287,465
Mettler-Toledo International, Inc.(a)	4,510	347,947
		635,412
Electronics (2.7%)
TTM Technologies, Inc.(a)	41,000	326,360

Engineering & Construction (4.5%)
EMCOR Group, Inc.(a)	13,900	279,668
KHD Humboldt Wedag International Ltd.(a)	30,800	257,180
		536,848
Food (2.3%)
Sanderson Farms, Inc.	5,990	269,550

Forest Products & Paper (2.0%)
Buckeye Technologies, Inc.(a)	54,210	243,403

Health Care Products (2.3%)
Hill-Rom Holdings, Inc.	17,170	278,497

Health Care Providers & Services (10.9%)
Almost Family, Inc.(a)	11,810	308,359
Coventry Health Care, Inc.(a)	16,390	306,657
Kinetic Concepts, Inc.(a)	13,880	378,230
Lincare Holdings, Inc.(a)	13,280	312,346
		1,305,592
Household Durables (2.1%)
Helen of Troy Ltd.(a)	15,230	255,712

Insurance (8.8%)
Hallmark Financial Services, Inc.(a)	39,970	285,785
HCC Insurance Holdings, Inc.	10,257	246,271
The Navigators Group, Inc.(a)	6,160	273,689
Seabright Insurance Holdings(a)	23,870	241,803
		1,047,548

Internet (2.2%)
NutriSystem, Inc.	17,770	257,665

Metal Fabrication (2.5%)
Haynes International, Inc.(a)	12,480	295,776

Miscellaneous Manufacturers (1.9%)
EnPro Industries, Inc.(a)	12,420	223,684

Oil & Gas (6.7%)
Helmerich & Payne, Inc.	9,020	278,447
Tesoro Corp.	17,590	223,921
Unit Corp.(a)	10,790	297,481
		799,849
Oil & Gas Services (2.4%)
Oceaneering International, Inc.(a)	6,390	288,828

Retail (6.6%)
Fred’s, Inc.	18,470	232,722
Regis Corp.	15,430	268,636
Ruby Tuesday, Inc.(a)	43,640	290,642
		792,000
Savings & Loans (2.0%)
Astoria Financial Corp.	27,830	238,781

Telecommunications (9.0%)
CommScope, Inc.(a)	11,000	288,860
Harmonic, Inc.(a)	35,610	209,743
Sierra Wireless, Inc.(a)	48,670	278,392
Syniverse Holdings, Inc.(a)	18,650	298,960
		1,075,955

Total Common Stocks (Cost $12,662,419)		11,422,595

SHORT TERM INVESTMENTS (5.4%)

Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.082% (b)	654,014	654,014

Total Short Term Investments (Cost $654,014)		654,014

Total Investments (Cost $13,316,433) (100.7%)		12,076,609

Total Liabilities in Excess of Other Assets (-0.7%)		(85,103)

Total Net Assets (100.0%)		$11,991,506

(a) Non Income Producing Security.

(b) Investment in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	June 30, 2009
CORNERCAP CONTRARIAN FUND

	Shares	Value
COMMON STOCKS (98.3%)

Advertising (1.3%)
Harte-Hanks, Inc.	2,040	$18,870
inVentiv Health, Inc.(a)	1,475	19,957
		38,827
Aerospace & Defense (2.2%)
General Dynamics Corp.	335	18,556
Goodrich Corp.	475	23,736
Triumph Group, Inc.	615	24,599
		66,891
Agriculture (0.6%)
Reynolds American, Inc.	460	17,765

Airlines (0.6%)
Allegiant Travel Co.(a)	430	17,045

Apparel (2.3%)
Coach, Inc.	1,150	30,912
Deckers Outdoor Corp.(a)	225	15,811
True Religion Apparel, Inc.(a)	1,140	25,422
		72,145
Auto Parts & Equipment (0.7%)
Spartan Motors, Inc.	2,015	22,830

Banks (1.4%)
Oriental Financial Group, Inc.	2,010	19,497
Southside Bancshares, Inc.	1,066	24,374
		43,871
Beverages (0.7%)
Constellation Brands, Inc. - Class A(a)	1,755	22,254

Biotechnology (0.6%)
Amgen, Inc.(a)	330	17,470

Building Products (0.7%)
Apogee Enterprises, Inc.	1,690	20,787

Chemicals (3.4%)
CF Industries Holdings, Inc.	300	22,241
FMC Corp.	400	18,920
Innophos Holdings, Inc.	975	16,468
NewMarket Corp.	260	17,506
Olin Corp.	996	11,842
Terra Industries, Inc.	789	19,110
		106,087
Coal (0.8%)
Walter Energy, Inc.	680	24,643

Commercial Services & Supplies (5.9%)
Apollo Group, Inc.(a)	265	18,847
Cornell Cos., Inc.(a)	910	14,751
Dollar Financial Corp.(a)	2,155	29,717
Equifax, Inc.	605	15,791
McKesson Corp.	435	19,140
Rent-A-Center, Inc.(a)	1,231	21,949
Steiner Leisure Ltd.(a)	560	17,097
TeleTech Holdings, Inc.(a)	1,920	29,087
Total System Services, Inc.	1,145	15,332
		181,711

Computers (3.2%)
Computer Sciences Corp.(a)	380	16,834
Hewlett-Packard Co.	615	23,769
International Business Machines Corp.	190	19,840
Lexmark International, Inc.(a)	770	12,205
Western Digital Corp.(a)	993	26,314
		98,962
Diversified Financial Services (1.5%)
Investment Technology Group, Inc.(a)	545	11,113
National Financial Partners Corp.	3,045	22,289
World Acceptance Corp.(a)	683	13,598
		47,000
Diversified Machinery (1.1%)
Altra Holdings, Inc.(a)	2,000	14,980
Chart Industries, Inc.(a)	1,125	20,453
		35,433
Electric (3.3%)
CMS Energy Corp.	1,255	15,160
Dominion Resources, Inc.	585	19,551
DPL, Inc.	665	15,408
Exelon Corp.	330	16,899
NorthWestern Corp.	785	17,867
NRG Energy, Inc.(a)	675	17,523
		102,408
Electrical Equipment & Instruments (0.6%)
Energizer Holdings, Inc.(a)	380	19,851

Electronics (1.3%)
LaBarge, Inc.(a)	2,020	18,725
Multi-Fineline Electronix, Inc.(a)	935	20,009
		38,734
Engineering & Construction (2.3%)
EMCOR Group, Inc.(a)	860	17,303
Foster Wheeler AG(a)	695	16,506
Michael Baker Corp.(a)	490	20,757
Tutor Perini Corp.(a)	905	15,711
		70,277
Entertainment (1.3%)
Bally Technologies, Inc.(a)	875	26,180
Speedway Motorsports, Inc.	1,055	14,517
		40,697
Food & Staples Retailing (3.9%)
American Italian Pasta Co.(a)	565	16,464
BJ’s Wholesale Club, Inc.(a)	505	16,276
Cal-Maine Foods, Inc.	595	14,851
Dean Foods Co.(a)	790	15,160
Fresh Del Monte Produce, Inc.(a)	833	13,545
The Kroger Co.	800	17,640
Safeway, Inc.	700	14,259
Spartan Stores, Inc.	980	12,162
		120,357
Forest Products & Paper (1.4%)
Rock-Tenn Co.	550	20,988
Schweitzer-Mauduit International, Inc.	770	20,952
		41,940
Health Care Products (2.4%)
Cantel Medical Corp.(a)	1,240	20,125
Hill-Rom Holdings, Inc.	1,250	20,275
Immucor, Inc.(a)	1,050	14,448
Varian Medical Systems, Inc.(a)	510	17,921
		72,769
Health Care Providers & Services (4.9%)
Amedisys, Inc.(a)	530	17,501
Centene Corp.(a)	980	19,580
Cigna Corp.	750	18,068
Community Health Systems, Inc.(a)	670	16,918
Humana, Inc.(a)	595	19,194
Kinetic Concepts, Inc.(a)	665	18,121
LifePoint Hospitals, Inc.(a)	1,035	27,169
Lincare Holdings, Inc.(a)	600	14,112
		150,663

Home Furnishings (0.7%)
Tempur-Pedic International, Inc.	1,725	22,546

Household Products (1.1%)
Ennis, Inc.	1,560	19,438
Jarden Corp.(a)	850	15,938
		35,376
Insurance (6.4%)
American Physicians Service Group, Inc.	800	18,152
Amerisafe, Inc.(a)	1,235	19,217
AmTrust Financial Services, Inc.	1,755	20,007
Assurant, Inc.	475	11,443
CNA Surety Corp.(a)	1,235	16,660
Endurance Specialty Holdings Ltd.	620	18,166
Hallmark Financial Services, Inc.(a)	3,000	21,450
Reinsurance Group of America, Inc.	550	19,201
Seabright Insurance Holdings(a)	2,200	22,285
Torchmark Corp.	450	16,668
Unum Group	885	14,036
		197,285
Internet (2.7%)
Earthlink, Inc.(a)	3,015	22,341
eBay, Inc.(a)	1,175	20,128
j2 Global Communications, Inc.(a)	1,010	22,785
NutriSystem, Inc.	1,225	17,763
		83,017
Iron & Steel (0.6%)
Cliffs Natural Resources, Inc.	800	19,576

Leisure Time (0.7%)
Ambassadors Group, Inc.	1,510	20,793

Materials & Construction (0.6%)
Comfort Systems USA, Inc.	1,710	17,528

Media (0.6%)
Time Warner Cable, Inc.	570	18,052

Metal Fabrication (0.7%)
Precision Castparts Corp.	275	20,083

Mining (1.8%)
Bucyrus International, Inc.	910	25,990
Joy Global, Inc.	795	28,397
		54,387
Miscellaneous Manufacturers (0.6%)
AZZ, Inc.(a)	575	19,786

Office Furnishings (0.3%)
Knoll, Inc.	1,235	9,361

Oil & Gas (6.7%)
Berry Petroleum Co.	950	17,661
Chevron Corp.	185	12,256
ConocoPhillips	270	11,356
Energen Corp.	500	19,949
ENSCO International, Inc.	375	13,076
National Oilwell Varco, Inc.(a)	540	17,636
Petroleum Development Corp.(a)	1,200	18,828
Pride International, Inc.(a)	790	19,797
Sempra Energy	385	19,108
Tesoro Corp.	1,585	20,178
UGI Corp.	730	18,608
Valero Energy Corp.	1,050	17,735
		206,188

Oil & Gas Services (1.7%)
Matrix Service Co.(a)	1,645	18,885
Oil States International, Inc.(a)	575	13,921
Superior Energy Services, Inc.(a)	1,140	19,687
		52,493
Packaging & Containers (1.3%)
Bway Holding Co.(a)	1,120	19,634
Pactiv Corp.(a)	950	20,644
		40,278
Pharmaceuticals (3.1%)
Eli Lilly & Co.	480	16,627
Endo Pharmaceuticals Holdings, Inc.(a)	835	14,963
Forest Laboratories, Inc.(a)	720	18,079
Herbalife Ltd.	610	19,239
Omnicare, Inc.	610	15,714
Pfizer, Inc.	820	12,300
		96,922
REITS (0.0%)(b)
Walter Investment Management Corp.(a)	45	598

Retail (7.0%)
Big Lots, Inc.(a)	810	17,034
Brinker International, Inc.	1,040	17,711
Cabela’s, Inc.(a)	1,575	19,372
CEC Entertainment, Inc.(a)	775	22,847
Darden Restaurants, Inc.	480	15,830
The Gap, Inc.	1,435	23,534
The Gymboree Corp.(a)	675	23,949
Jos. A. Bank Clothiers, Inc.(a)	405	13,956
Nu Skin Enterprises, Inc. - Class A	1,680	25,704
PetSmart, Inc.	885	18,992
RadioShack Corp.	1,280	17,869
		216,798
Savings & Loans (0.6%)
Flushing Financial Corp.	2,105	19,682

Software (3.4%)
Acxiom Corp.	2,180	19,249
American Reprographics Co.(a)	2,000	16,640
Compuware Corp.(a)	2,580	17,699
CSG Systems International, Inc.(a)	905	11,982
Microsoft Corp.	895	21,275
SYNNEX Corp.(a)	730	18,243
		105,088
Telecommunications (3.6%)
AT&T, Inc.	645	16,022
Black Box Corp.	785	26,274
CenturyTel, Inc.	630	19,340
Harris Corp.	490	13,896
Harris Stratex Networks, Inc.(a)	121	784
Premiere Global Services, Inc.(a)	1,610	17,452
Syniverse Holdings, Inc.(a)	1,020	16,351
		110,119
Toys, Games, & Hobbies (0.7%)
RC2 Corp.(a)	1,530	20,242

Transportation (2.8%)
Atlas Air Worldwide Holdings, Inc.(a)	830	19,248
CSX Corp.	595	20,604
Kirby Corp.(a)	645	20,505
Tidewater, Inc.	600	25,722
		86,079
Trucking (0.7%)
Textainer Group Holdings Ltd.	1,775	20,537

Wholesale Distribution (1.5%)
Core-Mark Holding Co., Inc(a)	945	24,627
WESCO International, Inc.(a)	925	23,162
		47,789

Total Common Stocks (Cost $3,068,171)		3,032,020

SHORT TERM INVESTMENTS (0.2%)

Federal Treasury Obligation Money Market Fund, 7 Day Yield 0.082% (c)	6,207	6,207

Total Short Term Investments (Cost $6,207)		6,207

Total Investments (Cost $3,074,378) (98.5%)		3,038,227

Total Other Assets in Excess of Liabilities (1.5%)		46,161

Total Net Assets (100.0%)		$3,084,388

(a) Non Income Producing Security.

(b) Amount represents less than 0.05%.

(c) Investment in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Common Abbreviations:

AG - Aktiengesellshaft is a German term for a public company.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

1.  ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

2.  SIGNIFICANT ACCOUNTING POLICIES

A. Security Valuation — Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included on such System are valued at the mean of the quoted bid and asked prices on the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

B. Security Transactions Investment Income and Other — Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method.

C. Federal Income Taxes — It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2009 the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds file income tax returns in the U.S. federal jurisdiction and the State of Georgia. The statute of limitations on the Funds’ federal tax return filings remains open for the years ended March 31, 2006 through March 31, 2008. The Funds’ Georgia tax return filings also remain open for the years ended March 31, 2006 through March 31, 2008. To our knowledge, there are no federal or Georgia income tax returns currently under examination. Each of the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D. Distributions to Shareholders — Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. Accounting Estimates — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Fair Value Measurements — The Funds adopted the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on April 1, 2008.  FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Quoted prices in active markets for identical investments
Level 2	–	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2009.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)

CornerCap Balanced Fund
Level 1 – Quoted Prices
Common Stocks	$7,763,943
Short-Term Investments	470,977	—
Level 2 – Other Significant Observable Inputs
Corporate Bonds	2,687,714
U.S. Government Agency Obligations	1,694,522	—
Level 3 – Significant Unobservable Inputs	0	—
Total	$12,617,156	—

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)

CornerCap Small-Cap Value Fund
Level 1 – Quoted Prices
Common Stocks	$11,422,595
Short-Term Investments	654,014	—
Level 2 – Other Significant Observable Inputs	0	—
Level 3 – Significant Unobservable Inputs	0	—
Total	$12,076,609	—

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)

CornerCap Contrarian Fund
Level 1 – Quoted Prices
Common Stocks	$3,032,020
Short-Term Investments	6,207	—
Level 2 – Other Significant Observable Inputs	0	—
Level 3 – Significant Unobservable Inputs	0	—
Total	$3,038,227	—

(a)   Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the period ended June 30, 2009, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purpose, including short-term securities at June 30, 2009, were as follows:

	CornerCap	CornerCap	CornerCap
	Balanced	Small-Cap	Contrarian
	Fund	Value Fund	Fund
Gross appreciation
(excess of value over tax cost)	$1,117,599	$1,348,939	$384,443
Gross depreciation
(excess of tax cost over value)	(1,491,370)	(2,831,769)	(420,594)
Net unrealized depreciation	$(373,771)	$(1,482,830)	$(36,151)
Cost of investments for income tax purposes	$12,990,927	$13,316,433	$3,074,378

4.  NEW ACCOUNTING PRONOUNCMENTS

In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15,

2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statements and related disclosures.

Item 2.  Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	August 25, 2009

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